Other Current and Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Other current assets
Claims receivable	$ 5,949	$ 7,856
Other assets	2,727	3,784
Total	8,676	11,640
Hanjin Italy
Other current assets
Claims receivable	$ 3,900	$ 7,000